1940 Act
Rule 30b2-1

VIA EDGAR

September 9, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Variable Universal Life Account File No. 811-04721, CIK 0000796154 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
Franklin Templeton Variable Insurance Products Trust	0000837274	8/27/08
Wanger Advisors Trust	0000929521	8/22/08
Scudder Investments VIT Funds	0001006373	8/21/08
Federated Insurance Series	0000912577	8/22/08
Universal Institutional Funds Inc	0001011378	9/8/08
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	8/27/08
Anchor Series Trust	0000726735	9/5/08
Alger American Fund	0000832566	8/15/08
Fidelity Variable Insurance Products	0000823535	8/28/08
	0000831016	8/25/08
	0000356494	8/28/08
	0000927384	8/28/08
AIM Variable Insurance Funds	0000896435	8/25/08
The Rydex Variable Trust	0001064046	9/3/08
Lazard Retirement Series	0001033669	9/5/08
Lord Abbett Series Fund Inc	0000855396	8/25/08
PIMCO Variable Insurance Trust-Advisor Class	0001047304	9/2/08
Neuberger Berman Advisers Management Trust-Class S	0000736913	8/20/08
Oppenheimer Variable Account Funds-Service Shares	0000752737	8/26/08
Phoenix Edge Series Fund	0000792359	9/5/08
Sentinel Variable Products Trust	0001112513	9/5/08	*
Summit Mutual Funds, Inc.	0000743773	9/8/08

*	Filed on Form N-CSR/A

/s/Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company